Income tax and contribution (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Breakdown of Deferred Income Tax and Social Contribution

Description	December 31, 2022	Profit or loss	December 31, 2023

Deferred tax liability on taxable temporary differences
Breakage	(176,884)	(19,039)	(195,923)
Foreign currency exchange	—	(191,219)	(191,219)
Leases	(2,620,461)	(414,124)	(3,034,585)
Others	(516)	(541)	(1,057)
	(2,797,861)	(624,923)	(3,422,784)

Deferred tax asset on deductible temporary differences	2,797,861	585,397	3,383,258

Total income tax and deferred social contribution	—	(39,526)	(39,526)
Provision for deferred taxes	—	(39,526)	(39,526)

Schedule of Income Tax and Social Contribution

	December 31,
Description	2023	2022	2021

Loss before income tax and social contribution	(2,340,930)	(722,367)	(4,213,208)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	795,916	245,605	1,432,491

Adjustments to determine the effective rate
Result from investments not taxed abroad	298,972	100,586	—
Unrecorded benefit on tax losses and temporary differences	(1,189,039)	(700,826)	(1,593,326)
Mark to market of convertible debt instruments	(8,584)	176,737	281,932
Permanent differences	43,764	154,669	(116,876)
Rate differential	24,377	29,189	—
Others	(4,932)	(5,960)	(4,221)
	(39,526)	—	—

Deferred income tax and social contribution	(39,526)	—	—
	—	—	—

Effective rate	(1.7)%	—%	—%

Schedule of Income Tax Losses Offsetting Against Future Taxable Profits
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred tax assets were not recognized as it is not probable that future taxable profits will be available for offset, as below:

	December 31,
Description	2023	2022	2021

Tax loss and negative bases	18,325,916	12,863,038	8,843,805
Tax loss (25%)	4,581,479	3,215,760	2,210,951
Negative social contribution base (9%)	1,649,332	1,157,673	795,942